Document and Entity Information	Jul. 27, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2026
Entity File Number	001-42126
Entity Registrant Name	FREENOME, INC.
Entity Central Index Key	0002017526
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1783595
Entity Address, Address Line One	Genesis Marina, 3300 Marina Blvd,
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	650
Local Phone Number	446-6630
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FRNM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	PERCEPTIVE CAPITAL SOLUTIONS CORP
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	51 Astor Place
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003